Other Current and Non-Current Assets (Details Narrative) - USD ($)		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Advances to unrelated parties	[1]	$ 8,078		$ 1,835,826
Proceeds from unrelated party		1,800,000
Development cost		$ 1,802,747	$ 1,907,116
Ownership percentage		100.00%
Legal ownership interests description		The Company owns 100% of legal ownership interests in equipment, hardware, and software acquired for research and development of the product, and is entitled to 50% of ownership in vehicular terminal along with applicable intellectual properties, patents, and technical know-hows. In addition, the Company will share 50% new media advertising revenue generated from the vehicular terminal with the vendor. The development of vehicular terminal is expected to be completed and tested by the end of 2020.
U.S [Member]
Advances to a vendor		$ 4,000,000
Total commitment		4,300,000
Development cost		4,300,000
RMB [Member]
Advances to a vendor		27,500,000
Total commitment		30,000,000
Development cost		$ 30,000,000

[1]	The advances to unrelated parties for business development, and are non-interest bearing and due on demand.